Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Income Statement [Abstract]
Revenue	$ 937,354	$ 24,380
Cost of revenue	(561,330)	(23,782)
Gross profit	376,024	598
Operating expenses
Sales and marketing expenses	(1,460,870)
Operating lease expenses	(15,552)	(14,994)
General and administrative expenses	(462,541)	(192,791)
Total operating expenses	(1,938,963)	(207,785)
Operating loss	(1,562,939)	(207,187)
Other income (expenses), net
Other income	1,537
Interest income	54,646
Interest expense	(2,939)	(8,447)
Total other income (expenses), net	53,244	(8,447)
Loss before taxes	(1,509,695)	(215,634)
Income tax expense
Net loss	(1,509,695)	(215,634)
Other comprehensive loss
Foreign currency translation adjustment	451
Total comprehensive loss	$ (1,509,244)	$ (215,634)
Loss per share - basic	$ (0.07)	$ (0.01)
Loss per share - diluted	$ (0.07)	$ (0.01)
Basic weighted average shares outstanding	21,812,500	17,500,000
Diluted weighted average shares outstanding	21,812,500	17,500,000